Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Reserves

	2021	2020
	RMB	RMB
Capital Reserve
Beginning balance	133,308	133,308

Ending balance	133,308	133,308

Statutory Common Reserve Fund (a)
Beginning balance	203,557	197,282
Transfer from retained earnings	8,413	6,275

Ending balance	211,970	203,557

Special Reserve-Safety Fund Reserve
Beginning balance	10,810	12,443
Safety fund reserve	(1,579)	(1,633)

Ending balance	9,231	10,810

Currency Translation Differences (b)
Beginning balance	(32,848)	(28,939)
Currency translation differences	(2,684)	(3,909)

Ending balance	(35,532)	(32,848)

Other Reserves
Beginning balance	(10,645)	(10,083)

Transaction with non-controlling interests	(15)	—
Fair value changes in equity investments measured at fair value through other comprehensive income	79	(22)
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	(4)	(441)
Other	168	(99)

Ending balance	(10,417)	(10,645)

	308,560	304,182

(a)
Pursuant to the PRC regulations and the Company’s Articles of Association, the Company is required to transfer 10% of its net profit, as determined under the PRC accounting regulations, to a Statutory Common Reserve Fund (“Reserve Fund”). Appropriation to the Reserve Fund may cease when the fund aggregates to 50% of the Company’s registered capital. The transfer to this reserve must be made before distribution of dividends to shareholders.

The Reserve Fund shall only be used to make good previous years’ losses, to expand the Company’s production operations, or to increase the capital of the Company. Upon approval of a resolution of shareholders’ in a general meeting, the Company may convert its Reserve Fund into share capital and issue bonus shares to existing shareholders in proportion to their original shareholdings or to increase the nominal value of each share currently held by them, provided that the balance of the Reserve Fund after such issuance is not less than 25% of the Company’s registered capital.

(b)	The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.